Notes Payable - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 31, 2019 USD ($)	May 18, 2018 USD ($) $ / shares shares	Oct. 30, 2015 USD ($) Lender	Dec. 31, 2019	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Proceeds from term loans					$ 8,631
Prior Agreement
Debt Instrument [Line Items]
Number of Lenders | Lender			2
Loans			$ 18,000
Debt instrument, frequency of periodic payment				due in monthly principal and interest payments, with final maturity of the Initial Loans in May 2019.
Debt instrument maturity			May 31, 2019
Debt instrument, final payment fee, percentage			7.95%
Loan Agreement | Term Loans
Debt Instrument [Line Items]
Loans		$ 26,500
Debt instrument maturity		Dec. 01, 2022
Debt instrument, final payment fee, percentage		7.95%
Proceeds from term loans		$ 8,600
Number of equal monthly payments of principal and interest		36 months
Debt instrument payment terms				the Company makes interest-only payments through January 1, 2020, followed by 36 equal monthly payments of principal and interest
Debt instrument, interest rate terms				The Term Loans bear interest at a floating per annum rate equal to the greater of (i) 8.50% and (ii) the sum of (a) the prime rate reported in the Wall Street Journal on the last business day of the month that immediately proceeds the month in which the interest will accrue, plus (b) 3.75%.
Warrants to purchase shares of common stock | shares		56,578
Warrant to purchase common stock, exercise price | $ / shares		$ 9.35
Fair value of warrants at the date of issuance		$ 500
Deferred debt issuance cost		$ 100
Debt instrument effective interest rate		10.70%
Loan Agreement | Term Loans | Expected Term | Significant Unobservable Inputs (Level 3)
Debt Instrument [Line Items]
Expected term in years		10 years
Loan Agreement | Term Loans | Volatility | Significant Unobservable Inputs (Level 3)
Debt Instrument [Line Items]
Warrant rate		0.856
Loan Agreement | Term Loans | Risk Free | Significant Unobservable Inputs (Level 3)
Debt Instrument [Line Items]
Warrant rate		0.031
Loan Agreement | Term Loans | Expected Dividend | Significant Unobservable Inputs (Level 3)
Debt Instrument [Line Items]
Warrant rate		0.00
Loan Agreement | Term Loans | Prime Rate
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		3.75%
Loan Agreement | Term Loans | Minimum
Debt Instrument [Line Items]
Floating rate of interest		8.50%
Second Amendment Loan Agreement
Debt Instrument [Line Items]
Prepayment of term loans	$ 23,300
Second Amendment Loan Agreement | Term Loans
Debt Instrument [Line Items]
Prepayment of term loans	$ 21,500